UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

 (Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

 (Address of principal executive offices)(Zip code)

CT Corporation System

1300 East 9th Street

Cleveland, OH  44114

 (Name and address of agent for service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South Street, Suite 1700

Columbus, OH  43215

Registrant’s Telephone Number, including Area Code:  440-922-0066

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Tactical Conservative Allocation Fund

 Class A: TFALX

Class I: TFAZX

Tactical  Moderate Allocation Fund

 Class A: TFAMX

 Class I:   TFAUX

Tactical Growth Allocation Fund

 Class A: TFAEX

 Class I:   TFAFX

COLLABORATIVE INVESTMENT SERIES TRUST

Annual Report

December 31, 2019

1-800-869-1679

www.tfafunds.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.tfafunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

TACTICAL FUNDS

SHAREHOLDER LETTER

DECEMBER 31, 2019 (UNAUDITED)

Dear Shareholders:

I am pleased to present you with the first annual report for the TFA family of mutual funds for the year ended December 31, 2019.  On June 10th of 2019, we launched the Tactical Conservative Allocation Fund, the Tactical Moderate Allocation Fund and the Tactical Growth Allocation Fund (the “TFA Funds”).  The TFA Funds allow investors to access multiple tactical managers employing different strategies within a single fund, thereby providing actual diversification that goes beyond the perceived diversification you may get from simply holding different asset classes.

For the period ending December 31, 2019, the Tactical Conservative Allocation Fund Class I Shares returned 4.55%, the Tactical Moderate Allocation Fund Class I Shares returned 3.25% and the Tactical Growth Allocation Fund Class I Shares returned 3.83%.  The TFA Funds’ benchmark, the Wilshire Liquid Alternative Index returned 2.75% during the same period.  All of the TFA Funds outperformed their benchmark primarily due to the trend following aspects of the funds being heavily invested in equities during the rise in the stock market during the fourth quarter of 2019.

The TFA Funds were launched during a period when global markets were recovering following the fourth quarter of 2018, one of the worst quarters in recent history.  While all major asset classes were positive in 2019, it was a challenging year for tactical strategies.  The markets received an initial boost from the Federal Reserve lowering interest rates, but things got volatile from there with signs of a slowing global economy and the on again, off again trade war with China.  But American consumers kept the economy moving forward in 2019 despite a business sector hurt by trade wars and tariffs.   We expect the consumer to be the key in 2020 and are optimistic so long as interest rates stay low and consumer credit remains abundant.  The trade war with China looks to be resolved, which is good news for a domestic economy that is already humming along.  There are still potential potholes that can disrupt the markets in 2020.  The coronavirus started as a medical emergency in Wuhan, China, but has now spread far beyond the world’s second largest economy.  While the markets are currently taking the coronavirus in stride, it remains to be seen what the ultimate economic impact of the virus will be.  If central banks need to intervene to prevent a global stock market meltdown, due to the coronavirus or other factors, only the US Federal Reserve has much room to act.  Interest rates are already at rock bottom across the Eurozone, Japan and the UK.  We are also heading into another presidential election which has the potential to roil markets.

In an environment like this, having a tactical strategy is more important than ever.   Our tactical strategies can take advantage of the upside while helping to protect investors from the downside.

Thank you for being a shareholder in the TFA Funds.

Sincerely,

Drew K. Horter, President/CEO

Tactical Fund Advisors

The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

Performance figures represent past performance which is not predictive of future performance.  Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

TACTICAL CONSERVATIVE ALLOCATION FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2019 (UNAUDITED)

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2019

FUND/INDEX	SINCE INCEPTION*	VALUE
Tactical Conservative Allocation Fund - Class A	4.21%	$10,421
Tactical Conservative Allocation Fund - Class I	4.55%	$10,455
Wilshire Liquid Alternative IndexSM	2.75%	$10,274

Cumulative Performance Comparison of $10,000 Investment Since Inception

* Inception date June 10, 2019

This chart assumes an initial investment of $10,000 made on the closing of June 10, 2019 (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The Fund's total annual operating expenses, per the May 16, 2019 prospectus, are 2.15% for Class A and 1.90% for Class I.

TACTICAL GROWTH ALLOCATION FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2019 (UNAUDITED)

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2019

FUND/INDEX	SINCE INCEPTION*	VALUE
Tactical Growth Allocation Fund - Class A	3.62%	$10,362
Tactical Growth Allocation Fund - Class I	3.83%	$10,383
Wilshire Liquid Alternative IndexSM	2.75%	$10,274

Cumulative Performance Comparison of $10,000 Investment Since Inception

* Inception date June 10, 2019

This chart assumes an initial investment of $10,000 made on the closing of June 10, 2019 (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The Fund's total annual operating expenses, per the May 16, 2019 prospectus, are 2.15% for Class A and 1.90% for Class I.

TACTICAL MODERATE ALLOCATION FUND

PERFORMANCE ILLUSTRATION

DECEMBER 31, 2019 (UNAUDITED)

TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2019

FUND/INDEX	SINCE INCEPTION*	VALUE
Tactical Moderate Allocation Fund - Class A	3.05%	$10,305
Tactical Moderate Allocation Fund - Class I	3.25%	$10,325
Wilshire Liquid Alternative IndexSM	2.75%	$10,274

Cumulative Performance Comparison of $10,000 Investment Since Inception

* Inception date June 10, 2019

This chart assumes an initial investment of $10,000 made on the closing of June 10, 2019 (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Wilshire Liquid Alternative IndexSM measures the collective performance of the five Wilshire Liquid Alternative strategies that make up the Wilshire Liquid Alternative Universe. The Wilshire Liquid Alternative Index (WLIQA) is designed to provide a broad measure of the liquid alternative market by combining the performance of the Wilshire Liquid Alternative Equity Hedge IndexSM (WLIQAEH), Wilshire Liquid Alternative Global Macro IndexSM (WLIQAGM), Wilshire Liquid Alternative Relative Value IndexSM (WLIQARV), Wilshire Liquid Alternative Multi-Strategy IndexSM (WLIQAMS), and Wilshire Liquid Alternative Event Driven IndexSM (WLIQAED). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The Fund's total annual operating expenses, per the May 16, 2019 prospectus, are 2.15% for Class A and 1.90% for Class I.

TACTICAL CONSERVATIVE ALLOCATION FUND

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

U.S. Government Agencies & Obligations
2.65%
Purchased Options
2.17%
Communication Services
0.28%
Consumer Cyclical
2.50%
Consumer Defensive
0.67%
Energy
0.56%
Financial Services
6.78%
Healthcare
1.06%
Industrials
1.55%
Real Estate
0.34%
Technology
2.01%
Utilities
0.92%
Exchange Traded Funds
61.37%
Exchange Traded Note
0.43%
Money Market Fund
16.71%

Sectors are categorized using Morningstar® classifications.

Excludes written options.

TACTICAL MODERATE ALLOCATION FUND

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Industrials
2.11%
Healthcare
1.06%
Money Market Fund
13.02%
Financial Services
8.27%
Real Estate
0.47%
Technology
1.98%
Exchange Traded Notes
0.44%
U.S. Government Agencies &
Obligations
3.16%
Utilities
1.13%
Purchased Options
1.93%
Basic Materials
0.30%
Communication Services
1.44%
Consumer Cyclical
3.34%
Energy
0.74%
Consumer Defensive
2.50%
Exchange Traded Funds
58.11%

Sectors are categorized using Morningstar® classifications.

Excludes written options.

TACTICAL GROWTH ALLOCATION FUND

PORTFOLIO ILLUSTRATION

DECEMBER 31, 2019 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials 0.59%
Communication Services 0.22%
Consumer Cyclical 4.10%
Purchased Options 2.16%
Consumer Defensive 0.72%
Money Market Fund 13.32%
Financial Services 9.55%
Healthcare 2.39%
U.S. Government Agencies & Obligations 3.23%
Industrials 2.63%
Real Estate 0.81%
Exchange Traded Notes 0.90%
Technology 3.52%
Utilities 1.08%
Exchange Traded Funds 54.78%

Sectors are categorized using Morningstar® classifications.

Excludes written options.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019

Shares/Principal		Value

CORPORATE BONDS - 17.62%

Biological Products (No Diagnostic Substances) - 0.76%
325,000	Gilead Sciences, Inc., 2.55%, 09/01/2020	$ 326,385

Communications Equipment - 0.36%
150,000	American Tower Corp., 3.30%, 02/15/2021	152,040

Crude Petroleum & Natural Gas - 0.60%
250,000	Occidental Petroleum Corp., 4.10%, 02/01/2021	254,352

Electric, Gas & Sanitary Services - 1.05%
447,000	Berkshire Hathaway Energy Co., 2.375%, 01/15/2021	449,389

Electric Services - 0.71%
150,000	Nextera Energy Capital Holdings, Inc., 3.342%, 09/01/2020	151,313
150,000	Southern California Edison Co., 2.90%, 03/01/2021	151,579
		302,892
Electric & Other Services Combined - 0.27%
113,000	Consolidated Edison Co. of New York, Inc., 4.45%, 06/15/2020	114,296

Finance Services - 0.59%
250,000	General Motors Financial Co., Inc., 2.65%,, 04/13/2020	250,310

Fire, Marine & Casualty Insurance - 0.24%
100,000	American International Group, Inc., 6.40%, 12/15/2020	104,131

Hospital & Medical Service Plans - 0.35%
150,000	Anthem, Inc., 2.50%, 11/21/2020	150,667

Hotels & Motels - 1.12%
475,000	Marriott International, Inc., 2.875%, 03/01/2021	479,363

Insurance Agent Brokers & Services - 1.52%
200,000	AON Corp., 5.00%, 09/30/2020	204,292
440,000	Marsh & McLennan Cos., Inc., 3.50%, 12/29/2020	446,460
		650,752
Miscellaneous Business Credit Institution - 1.64%
350,000	Caterpillar Financial Services Corp. 1.85%, 09/04/2020	349,842
100,000	Ford Motor Credit Co, LLC., 2.459%, 03/27/2020	100,031
250,000	IBM Credit, LLC., 1.80%, 01/20/2021	249,848
		699,721
Motor Vehicles & Passenger Car Bodies - 0.47%
200,000	Daimler Finance North America, LLC. REGS (Germany), 3.00%, 02/22/2021	201,967

National Commercial Banks - 2.13%
324,000	Citigroup, Inc., 5.375%,, 08/09/2020	330,604
225,000	Capital One Financial Co., 2.40%, 10/30/2020	225,697
250,000	JPMorgan Chase & Co., 2.55%, 03/01/2021	251,934
100,000	Wells Fargo & Co., 2.55%, 12/07/2020	100,609

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019

908,844

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019

Shares/Principal		Value

Telephone Communications (No Radio Telephone) - 0.30%
125,000	AT&T, Inc., 2.80%, 02/17/2021	$ 126,126

Railroads, Line-Haul Operating - 0.12%
50,000	Norfolk Southern Railway Co., 9.75%, 06/15/2020	51,746

Refuse Systems - 0.34%
144,000	Waste Management, Inc., 4.75%, 06/30/2020	145,842

Retail-Catalog & Mail-Order Houses - 0.23%
100,000	Amazon.com, Inc., 1.90%, 08/21/2020	100,091

Security Brokers, Dealers & Flotation Companies - 1.78%
350,000	Goldman Sachs Group, Inc., 6.00%, 06/15/2020	356,178
150,000	Goldman Sachs Group, Inc., 2.35%, 11/15/2021	150,596
250,000	Morgan Stanley, 2.50%, 04/21/2021	251,896
		758,670
Semiconductors & Related Devices - 0.47%
200,000	Analog Devices, Inc., 2.95%, 01/12/2021	201,673

Services-Prepackaged Software - 0.47%
200,000	Oracle Corp., 3.875%, 07/15/2020	201,934

Short-Term Business Credit Institutions, Except Agricultural - 0.35%
150,000	John Deere Capital Corp., 2.55%, 01/08/2021	151,067

State Commercial Banks - 0.45%
189,000	State Street Corp., 2.55%, 08/18/2020	189,753

Wholesale-Computer & Peripheral Equipment & Software - 0.59%
250,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/2020	252,840

Wholesale-Groceries & Related Products - 0.71%
300,000	Sysco Corp., 2.60%, 10/01/2020	301,245

TOTAL CORPORATE BONDS (Cost $7,510,181) - 17.62%		7,526,096

EXCHANGE TRADED FUNDS - 64.94%
12,327	Invesco S&P 500 Low Volatility ETF	719,157
10,022	Invesco S&P 500 Pure Value ETF	694,224
46,000	iShares 1-3 Year Treasury Bond ETF	3,892,980
6,577	iShares 7-10 Year Treasury Bond ETF	724,917
7,581	iShares 20+ Year Treasury Bond ETF	1,027,074
5,661	iShares Core U.S. Aggregate Bond ETF	636,127
10,564	iShares Edge MSCI Min Vol USA ETF	692,998
6,826	iShares Edge MSCI USA Quality Factor ETF	689,426
5,275	iShares S&P 500 Value ETF	686,225
78,438	JPMorgan Diversified Return US Equity ETF	6,248,371
116,214	JPMorgan U.S. Aggregate Bond ETF	3,085,482
35,000	JPMorgan U.S. Minimum Volatility ETF	1,097,950

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019

4,326	ProShares Short VIX Short-Term Futures ETF *	282,185

The accompanying notes are an integral part of these financial statements.

Shares/Principal		Value

EXCHANGE TRADED FUNDS – (Continued)
10,250	ProShares UltraPro Short QQQ	$ 229,497
20,019	SPDR S&P 500 ETF Trust (a)	6,443,315
7,172	Vanguard Short-Term Corporate Bond ETF (b)	581,147
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $26,850,946) - 64.94%		27,731,075

EXCHANGE TRADED NOTE - 0.46%
12,932	iPath Series B S&P 500 VIX Short-Term Futures ETN *	195,532
TOTAL FOR EXCHANGE TRADED NOTE (Cost $195,895) - 0.46%		195,532

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 2.81%

U.S. Treasury Note Bonds - 2.81%
400,000	U.S. Treasury Note Bond 1.375%, 01/15/2020 (b)	399,960
300,000	U.S. Treasury Note Bond 1.375%, 01/31/2020 (b)	299,933
200,000	U.S. Treasury Note Bond 1.50%, 04/15/2020 (b)	199,945
300,000	U.S. Treasury Note Bond 1.50%, 07/15/2020 (b)	299,813
TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $1,198,873) - 2.81%		1,199,651

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $769,462) - 2.30%		981,359

MONEY MARKET FUND - 17.68%
7,551,475	First American Treasury Obligation Fund Class X 1.54% **	7,551,475
TOTAL FOR MONEY MARKET FUND (Cost $7,551,475) - 17.68%		7,551,475

TOTAL INVESTMENTS (Cost $44,076,832) - 105.81%		45,185,188

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $598,387) - (1.23)%		(526,148)

LIABILITIES LESS OTHER ASSETS, NET - (4.58)%		(1,953,706)

NET ASSETS - 100.00%		$ 42,705,334

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield as of December 31, 2019.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for written options. Total value of collateral is $1,780,798 representing 4.17% of net assets.

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2019

CALL OPTIONS - 1.88% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	14	$ 418,600	$ 299.00	3/20/2020	$ 36,526

SPDR S&P 500 ETF Trust	Interactive Brokers	53	1,648,300	311.00	3/20/2020	86,019

SPDR S&P 500 ETF Trust	Interactive Brokers	1	29,500	295.00	6/19/2020	3,305

SPDR S&P 500 ETF Trust	Interactive Brokers	25	747,500	299.00	6/19/2020	73,700

SPDR S&P 500 ETF Trust	Interactive Brokers	53	1,632,400	308.00	6/19/2020	119,356

SPDR S&P 500 ETF Trust	Interactive Brokers	14	441,000	315.00	6/19/2020	24,206

SPDR S&P 500 ETF Trust	Interactive Brokers	10	295,000	295.00	9/18/2020	35,740

SPDR S&P 500 ETF Trust	Interactive Brokers	40	1,196,000	299.00	9/18/2020	135,800

SPDR S&P 500 ETF Trust	Interactive Brokers	25	750,000	300.00	9/18/2020	80,950

SPDR S&P 500 ETF Trust	Interactive Brokers	30	936,000	312.00	12/18/2020	78,030

SPDR S&P 500 ETF Trust	Interactive Brokers	28	896,000	320.00	1/15/2021	62,020

SPDR S&P 500 ETF Trust	Interactive Brokers	32	1,027,200	321.00	1/15/2021	68,896

Total Call Options (Premiums Paid $534,769) - 1.88%						$804,548

PUT OPTIONS - 0.42% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	19	$ 577,600	$ 304.00	2/21/2020	$ 3,819

SPDR S&P 500 ETF Trust	Interactive Brokers	67	1,936,300	289.00	3/20/2020	12,127

SPDR S&P 500 ETF Trust	Interactive Brokers	60	1,824,000	304.00	3/20/2020	20,460

SPDR S&P 500 ETF Trust	Interactive Brokers	53	1,510,500	285.00	6/19/2020	22,313

SPDR S&P 500 ETF Trust	Interactive Brokers	39	1,131,000	290.00	6/19/2020	19,539

SPDR S&P 500 ETF Trust	Interactive Brokers	25	705,000	282.00	9/18/2020	15,625

SPDR S&P 500 ETF Trust	Interactive Brokers	50	1,420,000	284.00	9/18/2020	47,200

SPDR S&P 500 ETF Trust	Interactive Brokers	28	826,000	295.00	1/15/2021	35,728

Total Put Options (Premiums Paid $234,693) - 0.42%						$176,811

TOTAL PURCHASED OPTIONS (Premiums Paid $769,462) - 2.30%						$981,359

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2019

* Non-income producing securities during the period.

** The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2019.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF WRITTEN OPTIONS

DECEMBER 31, 2019

CALL OPTIONS - (0.61)% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(19)	$(621,300)	$ 327.00	2/21/2020	$ (6,251)

SPDR S&P 500 ETF Trust	Interactive Brokers	(14)	(441,000)	315.00	3/20/2020	(18,578)

SPDR S&P 500 ETF Trust	Interactive Brokers	(60)	(1,980,000)	330.00	3/20/2020	(24,600)

SPDR S&P 500 ETF Trust	Interactive Brokers	(53)	(1,759,600)	332.00	3/20/2020	(16,430)

SPDR S&P 500 ETF Trust	Interactive Brokers	(49)	(1,612,100)	329.00	6/19/2020	(43,022)

SPDR S&P 500 ETF Trust	Interactive Brokers	(44)	(1,474,000)	335.00	6/19/2020	(25,960)

SPDR S&P 500 ETF Trust	Interactive Brokers	(40)	(1,340,000)	335.00	9/18/2020	(35,920)

SPDR S&P 500 ETF Trust	Interactive Brokers	(35)	(1,207,500)	345.00	9/18/2020	(17,920)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,014,000)	338.00	12/18/2020	(33,120)

SPDR S&P 500 ETF Trust	Interactive Brokers	(60)	(2,100,000)	350.00	1/15/2021	(40,080)

Total Call Options (Premiums Received $166,937) - (0.61)%						$(261,881)

PUT OPTIONS - (0.62)% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(19)	$ (486,400)	$ 256.00	2/21/2020	$ (418)

SPDR S&P 500 ETF Trust	Interactive Brokers	(60)	(1,542,000)	257.00	3/20/2020	(2,940)

SPDR S&P 500 ETF Trust	Interactive Brokers	(14)	(418,600)	299.00	3/20/2020	(4,088)

SPDR S&P 500 ETF Trust	Interactive Brokers	(53)	(1,648,300)	311.00	3/20/2020	(26,818)

SPDR S&P 500 ETF Trust	Interactive Brokers	(13)	(364,000)	280.00	6/19/2020	(4,693)

SPDR S&P 500 ETF Trust	Interactive Brokers	(1)	(29,500)	295.00	6/19/2020	(576)

SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(747,500)	299.00	6/19/2020	(16,000)

SPDR S&P 500 ETF Trust	Interactive Brokers	(53)	(1,632,400)	308.00	6/19/2020	(43,672)

SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(295,000)	295.00	9/18/2020	(8,950)

SPDR S&P 500 ETF Trust	Interactive Brokers	(40)	(1,196,000)	299.00	9/18/2020	(38,640)

SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(750,000)	300.00	9/18/2020	(24,700)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(750,000)	250.00	12/18/2020	(12,540)

SPDR S&P 500 ETF Trust	Interactive Brokers	(16)	(432,000)	270.00	1/15/2021	(12,432)

TACTICAL CONSERVATIVE ALLOCATION FUND

SCHEDULE OF WRITTEN OPTIONS

DECEMBER 31, 2019

SPDR S&P 500 ETF Trust	Interactive Brokers	(16)	(440,000)	275.00	1/15/2021	(13,088)

SPDR S&P 500 ETF Trust	Interactive Brokers	(28)	(896,000)	320.00	1/15/2021	(54,712)

Total Put Options (Premiums Received $431,450) - (0.62)%						$(264,267)

TOTAL WRITTEN OPTIONS (Premiums Received $598,387) - (1.23)%						$(526,148)

* Non-income producing securities during the period.

** The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2019.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019

Shares		Value

COMMON STOCKS - 2.93%

Beverages - 0.65%
3,507	Pepsico	$ 479,302

Services-Computer Programming, Data Processing, Etc. - 0.65%
359	Alphabet, Inc. Class C *	479,990

Services-Miscellaneous Amusement & Recreation - 0.33%
1,715	The Walt Disney Co.	248,040

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 0.67%
3,977	The Procter & Gamble Co.	496,727

State Commercial Banks - 0.31%
2,960	State Street Corp.	234,136

Television Broadcasting Stations - 0.32%
6,447	Fox Corp. Class B	234,671

TOTAL FOR COMMON STOCKS (Cost $2,117,554) - 2.93%		2,172,866

CORPORATE BONDS - 20.96%

Aircraft Engines & Engine Parts - 0.34%
250,000	United Technologies Corp., 4.50%, 04/15/2020	251,881

Air Transportation, Scheduled - 0.34%
250,000	Delta Airlines, Inc., 2.60%, 12/04/2020	250,735

Beverages - 0.56%
400,000	Pernod Ricard SA REGS (France), 5.75%, 04/07/2021	418,706

Communications Equipment - 0.48%
350,000	American Tower Corp., 3.30%, 02/15/2021	354,759

Crude Petroleum & Natural Gas - 0.75%
550,000	Occidental Petroleum Corp., 4.10%, 02/01/2021	559,574

Electric Services - 0.82%
350,000	Nextera Energy Capital Holdings, Inc., 3.342%, 09/01/2020	353,064
250,000	Southern California Edison Co., 2.90%, 03/01/2021	252,631
		605,695
Electric & Other Services Combined - 0.34%
250,000	Consolidated Edison Co. of New York, Inc., 4.45%, 06/15/2020	252,866

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.14%
100,000	General Electric Co., 5.30%, 02/11/2021	103,173

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019

Shares		Value

Finance Services - 1.57%
250,000	American Express Co., 3.00%, 02/22/2021	$ 252,994
300,000	American Express Co., 3.70%, 11/05/2021	309,167
600,000	General Motors Financial Co., Inc., 2.65%, 04/13/2020	600,745
		1,162,906
Fire, Marine & Casualty Insurance - 0.70%
200,000	American International Group, Inc., 6.40%, 12/15/2020	208,262
300,000	Progressive Corp., 3.75%, 08/23/2021	309,447
		517,709
Hospital & Medical Service Plans - 0.75%
100,000	Anthem, Inc., 4.35%, 08/15/2020	101,430
150,000	Anthem, Inc., 2.50%, 11/21/2020	150,667
300,000	Unitedhealth Group, Inc., 2.70%, 07/15/2020	301,248
		553,345
Hotels & Motels - 0.54%
400,000	Marriott International, Inc., 2.875%, 03/01/2021	403,674

Insurance Agent Brokers & Services - 0.62%
450,000	AON Corp., 5.00%, 09/30/2020	459,657

Miscellaneous Business Credit Institution - 1.69%
525,000	Ford Motor Credit Co, LLC., 2.459%, 03/27/2020	525,161
300,000	Ford Motor Credit Co, LLC., 3.336%, 03/18/2021	302,256
425,000	IBM Credit, LLC., 1.80%, 01/20/2021	424,742
		1,252,159
Motor Vehicles & Passenger Car Bodies - 0.61%
100,000	Daimler Finance North America, LLC. REGS (Germany), 3.00%, 02/22/2021	100,984
150,000	Daimler Finance North America, LLC. REGS (Germany), 3.35%, 05/04/2021	152,340
200,000	Fiat Chrysler Automobiles N.V. (United Kingdom), 4.50%, 04/15/2020	201,250
		454,574
National Commercial Banks - 4.44%
300,000	Bank of America Corp., 5.875%, 01/05/2021	311,696
450,000	Capital One Financial Co., 2.40%, 10/30/2020	451,393
500,000	Citigroup, Inc., 5.375%, 08/09/2020	510,192
250,000	Citizens Bank, 2.25%, 10/30/2020	250,803
525,000	JPMorgan Chase & Co., 2.55%, 03/01/2021	529,061
300,000	Keybank N.A., 3.35%, 06/15/2021	306,484
125,000	Manufacturers & Traders Trust Co., 2.05%, 08/17/2020	125,045
300,000	Societe Generale REGS (Canada), 2.50%, 04/08/2021	301,536
250,000	Truist Financial Corp., 2.625%, 06/29/2020	250,673
250,000	Wells Fargo & Co., 2.55%, 12/07/2020	251,523
		3,288,406
Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 0.30%
223,000	DuPont de Nemours, Inc., 3.766%, 11/15/2020	226,090

Telephone Communications (No Radio Telephone) - 0.17%
125,000	AT&T, Inc., 2.80%, 02/17/2021	126,126

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019

The accompanying notes are an integral part of these financial statements.

Shares		Value

Railroads, Line-Haul Operating - 0.70%
500,000	Norfolk Southern Railway Co., 9.75%, 06/15/2020	$ 517,460

Refuse Systems - 0.17%
125,000	Waste Management, Inc., 4.75%, 06/30/2020	126,599

Retail-Catalog & Mail-Order Houses - 0.34%
250,000	Amazon.com, Inc., 1.90%, 08/21/2020	250,227

Retail-Drug Stores & Proprietary Stores - 0.34%
250,000	CVS Health Corp., 2.125%, 06/01/2021	250,432

Security Brokers, Dealers & Flotation Companies - 1.09%
350,000	Goldman Sachs Group, Inc., 2.35%, 11/15/2021	351,391
200,000	Morgan Stanley, 2.80%, 06/16/2020	200,831
250,000	Morgan Stanley, 5.50%, 07/24/2020	255,045
		807,267
Semiconductors & Related Devices - 0.78%
350,000	Analog Devices, Inc., 2.95%, 01/12/2021	352,927
220,000	Xilinx, Inc., 3.00%, 03/15/2021	222,793
		575,720
Services-Prepackaged Software - 0.68%
500,000	Oracle Corp., 3.875%, 07/15/2020	504,834

Short-Term Business Credit Institutions, Except Agricultural - 0.48%
350,000	John Deere Capital Corp., 2.55%, 01/08/2021	352,491

State Commercial Banks - 0.54%
400,000	State Street Corp., 2.55%, 08/18/2020	401,594

Wholesale-Groceries & Related Products - 0.68%
500,000	Sysco Corp., 2.60%, 10/01/2020	502,076

TOTAL CORPORATE BONDS (Cost $15,488,852) - 20.96%		15,530,735

EXCHANGE TRADED FUNDS - 59.48%
65,100	iShares 1-3 Year Treasury Bond ETF	5,509,413
10,896	iShares 7-10 Year Treasury Bond ETF	1,200,957
12,879	iShares 20+ Year Treasury Bond ETF	1,744,847
8,267	iShares Core U.S. Aggregate Bond ETF	928,963
218,555	JPMorgan Diversified Return US Equity ETF	17,410,091
125,046	JPMorgan U.S. Aggregate Bond ETF	3,319,971
35,000	JPMorgan U.S. Minimum Volatility ETF	1,097,950
7,350	ProShares Ultra VIX Short-Term Futures ETF *	479,441
17,400	ProShares UltraPro Short QQQ	389,586
33,487	ProShares Ultra Dow30	1,861,542
28,853	SPDR S&P 500 ETF Trust (a)	9,286,627
10,372	Vanguard Short-Term Corporate Bond ETF (b)	840,443
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $42,384,512) - 59.48%		44,069,831

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE TRADED NOTE - 0.45%
21,984	iPath Series B S&P 500 VIX Short-Term Futures ETN *	$ 332,398
TOTAL FOR EXCHANGE TRADED NOTE (Cost $332,838) - 0.45%		332,398

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 3.24%

U.S. Treasury Note Bonds - 3.24%
200,000	U.S. Treasury Note Bond 1.375%, 01/15/2020 (b)	199,980
600,000	U.S. Treasury Note Bond 1.375%, 01/31/2020 (b)	599,866
1,000,000	U.S. Treasury Note Bond 1.50%, 04/15/2020 (b)	999,727
600,000	U.S. Treasury Note Bond 1.50%, 07/15/2020 (b)	599,625
TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $2,397,094) - 3.24%		2,399,198

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $1,217,025) - 1.97%		1,460,209

MONEY MARKET FUND - 13.33%
9,872,533	First American Treasury Obligation Fund Class X 1.54% **	9,872,533
TOTAL FOR MONEY MARKET FUND (Cost $9,872,533) - 13.33%		9,872,533

TOTAL INVESTMENTS (Cost $73,810,408) - 102.36%		75,837,770

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $968,244) - (1.15)%		(855,516)

LIABILITIES LESS OTHER ASSETS, NET - (1.21)%		(893,318)

NET ASSETS - 100.00%		$74,088,936

* Non-income producing securities during the period.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019

** Variable rate security; the coupon rate shown represents the yield as of December 31, 2019.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for written options. Total value of collateral is $3,239,641 representing 4.37% of net assets.

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2019

CALL OPTIONS - 1.61% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	33	$1,023,000	$ 310.00	1/17/2020	$ 43,890

SPDR S&P 500 ETF Trust	Interactive Brokers	57	1,755,600	308.00	3/20/2020	110,580

SPDR S&P 500 ETF Trust	Interactive Brokers	4	125,600	314.00	3/20/2020	5,604

SPDR S&P 500 ETF Trust	Interactive Brokers	85	2,677,500	315.00	3/20/2020	112,795

SPDR S&P 500 ETF Trust	Interactive Brokers	20	640,000	320.00	3/20/2020	20,260

SPDR S&P 500 ETF Trust	Interactive Brokers	14	420,000	300.00	6/19/2020	40,250

SPDR S&P 500 ETF Trust	Interactive Brokers	16	496,000	310.00	6/19/2020	34,512

SPDR S&P 500 ETF Trust	Interactive Brokers	32	1,004,800	314.00	6/19/2020	59,520

SPDR S&P 500 ETF Trust	Interactive Brokers	86	2,709,000	315.00	6/19/2020	148,694

SPDR S&P 500 ETF Trust	Interactive Brokers	20	640,000	320.00	6/19/2020	28,980

SPDR S&P 500 ETF Trust	Interactive Brokers	25	745,000	298.00	9/18/2020	78,800

SPDR S&P 500 ETF Trust	Interactive Brokers	7	210,000	300.00	9/18/2020	22,666

SPDR S&P 500 ETF Trust	Interactive Brokers	127	4,000,500	315.00	9/18/2020	267,843

SPDR S&P 500 ETF Trust	Interactive Brokers	50	1,560,000	312.00	12/18/2020	130,050

SPDR S&P 500 ETF Trust	Interactive Brokers	40	1,280,000	320.00	1/15/2021	88,600

Total Call Options (Premiums Paid $879,168) - 1.61%						$1,193,044

PUT OPTIONS - 0.36% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	33	$ 950,400	$ 288.00	1/17/2020	$ 528

SPDR S&P 500 ETF Trust	Interactive Brokers	8	243,200	304.00	2/21/2020	1,608

SPDR S&P 500 ETF Trust	Interactive Brokers	65	1,982,500	305.00	2/21/2020	13,195

SPDR S&P 500 ETF Trust	Interactive Brokers	4	106,000	265.00	3/20/2020	260

SPDR S&P 500 ETF Trust	Interactive Brokers	105	3,003,000	286.00	3/20/2020	17,850

SPDR S&P 500 ETF Trust	Interactive Brokers	57	1,641,600	288.00	3/20/2020	10,602

SPDR S&P 500 ETF Trust	Interactive Brokers	35	1,064,000	304.00	3/20/2020	11,935

SPDR S&P 500 ETF Trust	Interactive Brokers	65	1,852,500	285.00	6/19/2020	27,365

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2019

SPDR S&P 500 ETF Trust	Interactive Brokers	87	2,514,300	289.00	6/19/2020	45,327

SPDR S&P 500 ETF Trust	Interactive Brokers	79	2,235,700	283.00	9/18/2020	52,930

SPDR S&P 500 ETF Trust	Interactive Brokers	55	1,567,500	285.00	9/18/2020	40,645

SPDR S&P 500 ETF Trust	Interactive Brokers	40	1,152,000	288.00	1/15/2021	44,920

Total Put Options (Premiums Paid $337,857) - 0.36%						$ 267,165

TOTAL PURCHASED OPTIONS (Premiums Paid $1,217,025) - 1.97%						$1,460,209

* Non-income producing securities during the period.

** The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2019.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF WRITTEN OPTIONS

DECEMBER 31, 2019

CALL OPTIONS - (0.41)% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(33)	$(1,072,500)	$ 325.00	1/17/2020	$ (5,511)

SPDR S&P 500 ETF Trust	Interactive Brokers	(8)	(261,600)	327.00	2/21/2020	(2,632)

SPDR S&P 500 ETF Trust	Interactive Brokers	(65)	(2,132,000)	328.00	2/21/2020	(19,110)

SPDR S&P 500 ETF Trust	Interactive Brokers	(35)	(1,155,000)	330.00	3/20/2020	(14,350)

SPDR S&P 500 ETF Trust	Interactive Brokers	(109)	(3,651,500)	335.00	3/20/2020	(24,307)

SPDR S&P 500 ETF Trust	Interactive Brokers	(57)	(1,920,900)	337.00	3/20/2020	(9,690)

SPDR S&P 500 ETF Trust	Interactive Brokers	(16)	(523,200)	327.00	6/19/2020	(16,176)

SPDR S&P 500 ETF Trust	Interactive Brokers	(117)	(3,978,000)	340.00	6/19/2020	(46,098)

SPDR S&P 500 ETF Trust	Interactive Brokers	(35)	(1,225,000)	350.00	6/19/2020	(5,775)

SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(825,000)	330.00	9/18/2020	(29,450)

SPDR S&P 500 ETF Trust	Interactive Brokers	(134)	(4,623,000)	345.00	9/18/2020	(68,608)

SPDR S&P 500 ETF Trust	Interactive Brokers	(50)	(1,730,000)	346.00	12/18/2020	(37,700)

SPDR S&P 500 ETF Trust	Interactive Brokers	(40)	(1,424,000)	356.00	1/15/2021	(21,320)

Total Call Options (Premiums Received $189,951) - (0.41)%						$(300,727)

PUT OPTIONS - (0.74)% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(33)	$(1,023,000)	$ 310.00	1/17/2020	$ (2,442)

SPDR S&P 500 ETF Trust	Interactive Brokers	(8)	(204,800)	256.00	2/21/2020	(176)

SPDR S&P 500 ETF Trust	Interactive Brokers	(65)	(1,670,500)	257.00	2/21/2020	(1,690)

SPDR S&P 500 ETF Trust	Interactive Brokers	(35)	(899,500)	257.00	3/20/2020	(1,715)

SPDR S&P 500 ETF Trust	Interactive Brokers	(57)	(1,755,600)	308.00	3/20/2020	(24,339)

SPDR S&P 500 ETF Trust	Interactive Brokers	(4)	(125,600)	314.00	3/20/2020	(2,224)

SPDR S&P 500 ETF Trust	Interactive Brokers	(85)	(2,677,500)	315.00	3/20/2020	(47,175)

SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(640,000)	320.00	3/20/2020	(13,820)

SPDR S&P 500 ETF Trust	Interactive Brokers	(16)	(422,400)	264.00	6/19/2020	(3,904)

SPDR S&P 500 ETF Trust	Interactive Brokers	(14)	(420,000)	300.00	6/19/2020	(9,310)

TACTICAL MODERATE ALLOCATION FUND

SCHEDULE OF WRITTEN OPTIONS

DECEMBER 31, 2019

SPDR S&P 500 ETF Trust	Interactive Brokers	(32)	(1,004,800)	314.00	6/19/2020	(32,096)

SPDR S&P 500 ETF Trust	Interactive Brokers	(86)	(2,709,000)	315.00	6/19/2020	(88,408)

SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(640,000)	320.00	6/19/2020	(23,120)

SPDR S&P 500 ETF Trust	Interactive Brokers	(25)	(637,500)	255.00	9/18/2020	(7,800)

SPDR S&P 500 ETF Trust	Interactive Brokers	(7)	(210,000)	300.00	9/18/2020	(6,916)

SPDR S&P 500 ETF Trust	Interactive Brokers	(127)	(4,000,500)	315.00	9/18/2020	(180,594)

SPDR S&P 500 ETF Trust	Interactive Brokers	(50)	(1,325,000)	265.00	12/18/2020	(30,900)

SPDR S&P 500 ETF Trust	Interactive Brokers	(40)	(1,280,000)	320.00	1/15/2021	(78,160)

Total Put Options (Premiums Received $778,293) - (0.74)%						$(554,789)

TOTAL WRITTEN OPTIONS (Premiums Received $968,244) - (1.15)%						$(855,516)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2019.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019

Shares		Value

COMMON STOCKS - 5.05%

Computer Storage Devices - 0.93%
8,752	Seagate Technology PLC (Ireland)	$ 520,744

Investment Advice - 0.62%
1,050	Ameriprise Financial, Inc.	174,909
5,916	KKR & Co, Inc. Class A	172,570
		347,479
Plastic Material, Synthetic Resin/Rubber, Cellulos (No Glass) - 0.31%
1,429	Celanese Corp.	175,938

Railroad Equipment - 0.30%
7,537	Trinity Industries, Inc.	166,945

Real Estate - 0.63%
5,718	CBRE Group, Inc. Class A *	350,456

Retail-Catalog & Mail-Order Houses - 0.32%
97	Amazon.com, Inc. *	179,240

Semiconductors & Related Devices - 0.64%
560	Broadcom, Inc.	176,971
1,723	Microchip Technology, Inc.	180,433
		357,404
Services-Business Services - 0.32%
1,603	Alliance Data Systems Corp.	179,857

Services-General Medical & Surgical Hospitals - 0.36%
1,340	HCA Healthcare, Inc.	198,065

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 0.62%
9,761	LKQ Corp. *	348,468

TOTAL FOR COMMON STOCKS (Cost $2,761,630) - 5.05%		2,824,596

CORPORATE BONDS - 20.46%

Biological Products (No Diagnostic Substances) - 0.31%
175,000	Gilead Sciences, Inc., 2.55%, 09/01/2020	175,746

Communications Equipment - 0.18%
100,000	American Tower Corp., 3.30%, 02/15/2021	101,360

Electric, Gas & Sanitary Services - 0.54%
300,000	Berkshire Hathaway Energy Co., 2.375%, 01/15/2021	301,604

Electric Services - 1.08%
250,000	Georgia Power Co., 2.00%, 03/30/2020	249,954
250,000	Nextera Energy Capital Holdings, Inc., 3.342%, 09/01/2020	252,188

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2019

100,000	Southern California Edison Co., 2.90%, 03/01/2021	101,052
603,194

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019

Shares		Value

Electronic & Other Electrical Equipment (No Computer Equipment) - 0.18%
100,000	General Electric Co., 5.30%, 02/11/2021	$ 103,173

Finance Services - 0.99%
200,000	American Express Co., 3.70%, 11/05/2021	206,111
350,000	General Motors Financial Co., Inc., 2.65%, 04/13/2020	350,435
		556,546
Fire, Marine & Casualty Insurance - 0.37%
200,000	American International Group, Inc., 6.40%, 12/15/2020	208,263

Hospital & Medical Service Plans - 0.81%
150,000	Anthem, Inc., 4.35%, 08/15/2020	152,144
100,000	Anthem, Inc., 2.50%, 11/21/2020	100,445
200,000	Unitedhealth Group, Inc., 2.70%, 07/15/2020	200,832
		453,421
Hotels & Motels - 0.23%
125,000	Marriott International, Inc., 2.875%, 03/01/2021	126,148

Insurance Agent Brokers & Services - 1.00%
350,000	AON Corp., 5.00%, 09/30/2020	357,511
200,000	Marsh & McLennan Cos., Inc., 3.50%, 12/29/2020	202,936
		560,447
Miscellaneous Business Credit Institution - 2.15%
300,000	Caterpillar Financial Services Corp., 1.85%, 09/04/2020	299,865
375,000	Ford Motor Credit Co, LLC., 2.459%, 03/27/2020	375,115
200,000	Ford Motor Credit Co, LLC., 3.336%, 03/18/2021	201,504
325,000	IBM Credit, LLC., 1.80%, 01/20/2021	324,802
		1,201,286
Motor Vehicles & Passenger Car Bodies - 0.81%
100,000	Daimler Finance North America, LLC. REGS (Germany), 3.00%, 02/22/2021	100,984
150,000	Daimler Finance North America, LLC. REGS (Germany), 3.35%, 05/04/2021	152,340
200,000	Fiat Chrysler Automobiles N.V. (United Kingdom), 4.50%, 04/15/2020	201,250
		454,574
National Commercial Banks - 3.80%
200,000	Bank of America Corp., 5.875%, 01/05/2021	207,797
325,000	Capital One Financial Co., 2.40%, 10/30/2020	326,006
376,000	Citigroup, Inc., 5.375%, 08/09/2020	383,664
425,000	JPMorgan Chase & Co., 2.55%, 03/01/2021	428,287
200,000	Keybank N.A., 3.35%, 06/15/2021	204,323
125,000	Manufacturers & Traders Trust Co., 2.05%, 08/17/2020	125,045
200,000	Societe Generale REGS (Canada), 2.50%, 04/08/2021	201,024
250,000	Wells Fargo & Co., 2.55%, 12/07/2020	251,523
		2,127,669
Plastics, Materials, Synthetic Resins & Nonvulcan Elastomers - 0.27%
150,000	DuPont de Nemours, Inc., 3.766%, 11/15/2020	152,079

Telephone Communications (No Radio Telephone) - 0.23%
125,000	AT&T, Inc., 2.80%, 02/17/2021	126,126

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019

The accompanying notes are an integral part of these financial statements.

Shares		Value

Railroads, Line-Haul Operating - 0.74%
400,000	Norfolk Southern Railway Co., 9.75%, 06/15/2020	$ 413,968

Refuse Systems - 0.41%
225,000	Waste Management, Inc., 4.75%, 06/30/2020	227,879

Retail-Catalog & Mail-Order Houses - 0.45%
250,000	Amazon.com, Inc., 1.90%, 08/21/2020	250,227

Retail-Drug Stores & Proprietary Stores - 0.90%
500,000	Express Scripts Holding Co., 2.60%, 11/30/2020	502,807

Savings Institution, Federally Chartered - 0.54%
300,000	HSBC Holdings PLC, 2.65%, 01/05/2022	303,310

Security Brokers, Dealers & Flotation Companies - 1.41%
250,000	Goldman Sachs Group, Inc., 2.35%, 11/15/2021	250,993
282,000	Morgan Stanley, 2.80%, 06/16/2020	283,172
250,000	Morgan Stanley, 5.50%, 07/24/2020	255,045
		789,210
Semiconductors & Related Devices - 0.81%
250,000	Analog Devices, Inc., 2.95%, 01/12/2021	252,091
200,000	Xilinx, Inc., 3.00%, 03/15/2021	202,539
		454,630
Services-Prepackaged Software - 0.54%
300,000	Oracle Corp., 3.875%, 07/15/2020	302,900

Short-Term Business Credit Institutions, Except Agricultural - 0.45%
250,000	John Deere Capital Corp., 2.55%, 01/08/2021	251,779

State Commercial Banks - 0.54%
300,000	State Street Corp., 2.55%, 08/18/2020	301,196

Wholesale-Groceries & Related Products - 0.72%
400,000	Sysco Corp., 2.60%, 10/01/2020	401,661

TOTAL CORPORATE BONDS (Cost $11,418,903) - 20.46%		11,451,203

EXCHANGE TRADED FUNDS - 54.54%
17,800	iShares 1-3 Year Treasury Bond ETF	1,506,414
7,812	iShares 7-10 Year Treasury Bond ETF	861,039
9,567	iShares 20+ Year Treasury Bond ETF	1,296,137
5,439	iShares Core S&P 500 ETF	1,758,102
9,000	iShares Short-Term Corporate Bond ETF (b)	482,670
213,558	JPMorgan Diversified Return US Equity ETF	17,012,030
11,504	ProShares Ultra QQQ	1,402,223
10,920	ProShares Ultra VIX Short-Term Futures ETF *	712,312
12,900	ProShares UltraPro Short QQQ	288,831

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019

16,204	SPDR S&P 500 ETF Trust (a)	5,215,419
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $29,067,033) - 54.54%		30,535,177

The accompanying notes are an integral part of these financial statements.

Shares		Value

EXCHANGE TRADED NOTE - 0.90%
33,222	iPath Series B S&P 500 VIX Short-Term Futures ETN *	$ 502,316
TOTAL FOR EXCHANGE TRADED NOTE (Cost $504,211) - 0.90%		502,316

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 3.21%

U.S. Treasury Note Bonds - 3.21%
200,000	U.S. Treasury Note Bond 1.375%, 01/15/2020	199,980
300,000	U.S. Treasury Note Bond 1.375%, 01/31/2020	299,933
1,000,000	U.S. Treasury Note Bond 1.50%, 04/15/2020	999,727
300,000	U.S. Treasury Note Bond 1.50%, 07/15/2020	299,812
TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $1,797,856) - 3.21%		1,799,452

INVESTMENTS IN PURCHASED OPTIONS, AT VALUE (Premiums Paid $950,466) - 2.15%		1,201,926

MONEY MARKET FUND - 13.27%
7,426,918	First American Treasury Obligation Fund Class X 1.54% **	7,426,918
TOTAL FOR MONEY MARKET FUND (Cost $7,426,918) - 13.27%		7,426,918

TOTAL INVESTMENTS (Cost $53,927,017) - 99.58%		55,741,588

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE (Premiums Received $754,313) - (1.13)%		(626,045)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.55%		867,358

NET ASSETS - 100.00%		$55,982,901

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2019

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield as of December 31, 2019.

(a) Subject to written option contracts.

(b) All or a portion of this security is held as collateral for written options. Total value of collateral is $2,282,122 representing 4.08% of net assets.

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2019

CALL OPTIONS - 1.78% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	5	$ 145,500	$ 291.00	3/20/2020	$ 17,495

SPDR S&P 500 ETF Trust	Interactive Brokers	90	2,772,000	308.00	3/20/2020	174,600

SPDR S&P 500 ETF Trust	Interactive Brokers	22	679,800	309.00	6/19/2020	48,686

SPDR S&P 500 ETF Trust	Interactive Brokers	90	2,790,000	310.00	6/19/2020	194,130

SPDR S&P 500 ETF Trust	Interactive Brokers	56	1,764,000	315.00	6/19/2020	96,824

SPDR S&P 500 ETF Trust	Interactive Brokers	4	120,000	300.00	9/18/2020	12,952

SPDR S&P 500 ETF Trust	Interactive Brokers	10	303,000	303.00	9/18/2020	29,540

SPDR S&P 500 ETF Trust	Interactive Brokers	14	434,000	310.00	9/18/2020	34,286

SPDR S&P 500 ETF Trust	Interactive Brokers	20	622,000	311.00	9/18/2020	48,000

SPDR S&P 500 ETF Trust	Interactive Brokers	87	2,757,900	317.00	9/18/2020	171,825

SPDR S&P 500 ETF Trust	Interactive Brokers	40	1,248,000	312.00	12/18/2020	104,040

SPDR S&P 500 ETF Trust	Interactive Brokers	30	960,000	320.00	1/15/2021	66,450

Total Call Options (Premiums Paid $720,718) - 1.78%						$ 998,828

PUT OPTIONS - 0.37% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	47	$1,428,800	$ 304.00	2/21/2020	$ 9,447

SPDR S&P 500 ETF Trust	Interactive Brokers	30	915,000	305.00	2/21/2020	6,090

SPDR S&P 500 ETF Trust	Interactive Brokers	90	2,610,000	290.00	3/20/2020	16,920

SPDR S&P 500 ETF Trust	Interactive Brokers	5	129,000	258.00	3/20/2020	255

SPDR S&P 500 ETF Trust	Interactive Brokers	146	4,190,200	287.00	6/19/2020	71,686

SPDR S&P 500 ETF Trust	Interactive Brokers	105	2,971,500	283.00	9/18/2020	70,350

SPDR S&P 500 ETF Trust	Interactive Brokers	30	840,000	280.00	1/15/2021	28,350

Total Put Options (Premiums Paid $229,748) - 0.37%						$ 203,098

TOTAL PURCHASED OPTIONS (Premiums Paid $950,466) - 2.15%						$1,201,926

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2019

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2019.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF WRITTEN OPTIONS

DECEMBER 31, 2019

CALL OPTIONS - (0.33)% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(47)	$(1,536,900)	$ 327.00	2/21/2020	$ (15,463)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(984,000)	328.00	2/21/2020	(8,820)

SPDR S&P 500 ETF Trust	Interactive Brokers	(5)	(162,500)	325.00	3/20/2020	(3,395)

SPDR S&P 500 ETF Trust	Interactive Brokers	(90)	(3,033,000)	337.00	3/20/2020	(15,300)

SPDR S&P 500 ETF Trust	Interactive Brokers	(22)	(726,000)	330.00	6/19/2020	(17,666)

SPDR S&P 500 ETF Trust	Interactive Brokers	(146)	(5,037,000)	345.00	6/19/2020	(36,354)

SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(335,000)	335.00	9/18/2020	(8,980)

SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(690,000)	345.00	9/18/2020	(10,240)

SPDR S&P 500 ETF Trust	Interactive Brokers	(105)	(3,675,000)	350.00	9/18/2020	(38,220)

SPDR S&P 500 ETF Trust	Interactive Brokers	(40)	(1,424,000)	356.00	12/18/2020	(17,360)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(1,092,000)	364.00	1/15/2021	(9,270)

Total Call Options (Premiums Received $120,722) - (0.33)%						$(181,068)

PUT OPTIONS - (0.80)% *
Underlying Security	Counterparty	Contracts +	Notional Amount**	Exercise Price	Expiration	Fair Value

SPDR S&P 500 ETF Trust	Interactive Brokers	(47)	$(1,203,200)	$ 256.00	2/21/2020	$ (1,034)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(771,000)	257.00	2/21/2020	(780)

SPDR S&P 500 ETF Trust	Interactive Brokers	(5)	(145,500)	291.00	3/20/2020	(975)

SPDR S&P 500 ETF Trust	Interactive Brokers	(90)	(2,772,000)	308.00	3/20/2020	(38,430)

SPDR S&P 500 ETF Trust	Interactive Brokers	(22)	(611,600)	278.00	6/19/2020	(7,898)

SPDR S&P 500 ETF Trust	Interactive Brokers	(90)	(2,790,000)	310.00	6/19/2020	(79,200)

SPDR S&P 500 ETF Trust	Interactive Brokers	(56)	(1,764,000)	315.00	6/19/2020	(57,568)

SPDR S&P 500 ETF Trust	Interactive Brokers	(10)	(274,000)	274.00	9/18/2020	(5,750)

SPDR S&P 500 ETF Trust	Interactive Brokers	(20)	(560,000)	280.00	9/18/2020	(13,080)

SPDR S&P 500 ETF Trust	Interactive Brokers	(4)	(120,000)	300.00	9/18/2020	(3,952)

SPDR S&P 500 ETF Trust	Interactive Brokers	(14)	(434,000)	310.00	9/18/2020	(18,270)

SPDR S&P 500 ETF Trust	Interactive Brokers	(87)	(2,757,900)	317.00	9/18/2020	(123,540)

TACTICAL GROWTH ALLOCATION FUND

SCHEDULE OF WRITTEN OPTIONS

DECEMBER 31, 2019

SPDR S&P 500 ETF Trust	Interactive Brokers	(40)	(1,124,000)	281.00	12/18/2020	(35,880)

SPDR S&P 500 ETF Trust	Interactive Brokers	(30)	(960,000)	320.00	1/15/2021	(58,620)

Total Put Options (Premiums Received $633,591) - (0.80)%						$(444,977)

TOTAL WRITTEN OPTIONS (Premiums Received $754,313) - (1.13)%						$(626,045)

* Non-income producing securities during the period.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price at December 31, 2019.

+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

	Tactical Conservative Allocation Fund	Tactical Moderate Allocation Fund	Tactical Growth Allocation Fund
Assets:
Investments in Securities at Value (Cost $44,076,832, $73,810,408 and $53,927,017, respectively)	$ 45,185,188	$75,837,770	$55,741,588
Deposit with Broker for Options Written	143,589	41,325	184,286
Cash	149,247	97,558	87,360
Receivables:
Dividends and Interest	131,960	236,270	142,329
Shareholder Subscriptions	20,023	28,837	67,671
Portfolio Securities Sold	5,193,661	5,336,656	5,133,008
Prepaid Expenses	11,346	8,155	6,220
Total Assets	50,835,014	81,586,571	61,362,462
Liabilities:
Covered Call Options Written at Value (Premiums received $598,387, $968,244 and $754,313, respectively)	526,148	855,516	626,045
Payables:
Administrative Fees	7,440	13,067	9,545
Distribution Fees	16	35	27
Due to Advisor	44,216	84,933	61,219
Shareholder Redemptions	9,214	506,735	270,464
Portfolio Securities Purchased	7,526,708	6,019,717	4,394,258
Trustee Fees	300	300	300
Accrued Expenses	15,638	17,332	17,703
Total Liabilities	8,129,680	7,497,635	5,379,561

Net Assets	$ 42,705,334	$74,088,936	$55,982,901

Net Assets Consist of:
Paid In Capital	$ 41,245,096	$71,715,184	$54,139,144
Distributable Earnings	1,460,238	2,373,752	1,843,757
Net Assets	$ 42,705,334	$74,088,936	$55,982,901

Class A:

Net Assets	$ 30,499	$ 34,582	$ 31,031
Shares outstanding (unlimited number of shares authorized with no par value)	2,944	3,360	2,999
Net Asset Value	$ 10.36	$ 10.29	$ 10.35

Class I:

Net Assets	$ 42,674,835	$74,054,354	$55,951,870
Shares outstanding (unlimited number of shares authorized with no par value)	4,106,086	7,192,536	5,397,545
Net Asset Value	$ 10.39	$ 10.30	$ 10.37

TACTICAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2019

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS

STATEMENTS OF OPERATIONS

For the period June 10, 2019 (commencement of investment operations)

through December 31, 2019

	Tactical Conservative Allocation Fund	Tactical Moderate Allocation Fund	Tactical Growth Allocation Fund
Investment Income:
Dividends	$ 308,756	$ 637,607	$ 401,762
Interest	122,815	286,781	206,831
Total Investment Income	431,571	924,388	608,593

Expenses:
Advisory Fees	237,160	537,547	380,000
Administration Fees	41,517	129,753	91,443
Transfer Agent Fees	24,629	30,368	27,499
Audit Fees	10,000	10,000	10,000
Legal Fees	10,389	10,390	10,389
Custody Fees	7,543	24,758	23,705
Servicing Account Fees	4,515	4,742	3,834
Trustee Fees	736	738	737
Distribution Fees - Class A	18	41	40
Printing and Mailing Expense	800	1,539	1,277
Miscellaneous Fees	1,467	1,534	1,594
Interest Fees	-	914	1,377
Registration Fees	4,015	2,604	2,025
Total Expenses	342,789	754,928	553,920
Fees Waived and/or Reimbursed by the Adviser	(4,147)	(12,615)	(23,870)
Fees Voluntarily Waived by Administrator	(16,544)	(14,775)	(10,179)
Net Expenses	322,098	727,538	519,871

Net Investment Income	109,473	196,850	88,722

Realized Gain (Loss) on:
Investments	503,057	(706)	(313,286)
Written Options	(63,809)	218,894	196,917
Net Realized Gain (Loss) on Investments and Options	439,248	218,188	(116,369)

Net Change in Unrealized Appreciation on:
Investments	1,108,356	2,027,362	1,814,571
Written Options	72,239	112,728	128,268
Net Change in Unrealized Appreciation on Investments and Options	1,180,595	2,140,090	1,942,839

Realized and Unrealized Gain on Investments and Options	1,619,843	2,358,278	1,826,470

Net Increase in Net Assets Resulting from Operations	$ 1,729,316	$ 2,555,128	$ 1,915,192

TACTICAL FUNDS

STATEMENTS OF OPERATIONS

For the period June 10, 2019 (commencement of investment operations)

through December 31, 2019

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended *
12/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 109,473
Net Realized Gain on Investments	503,057
Net Realized Loss on Written Options	(63,809)
Net Change in Unrealized Appreciation on Investments	1,108,356
Net Change in Unrealized Appreciation on Written Options	72,239
Net Increase in Net Assets Resulting from Operations	1,729,316

Distributions to Shareholders from:
Class A	(179)
Class I	(268,899)
Total Distributions	(269,078)

Capital Share Transactions:
Proceeds from Shares Sold	55,431,823
Proceeds from Reinvestment of Distributions	269,078
Cost of Shares Redeemed	(14,455,805)
Net Increase from Capital Shares Transactions	41,245,096

Total Increase	42,705,334

Net Assets
Beginning of Period	-

End of Period	$ 42,705,334

* For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

TACTICAL CONSERVATIVE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended *
12/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 196,850
Net Realized Loss on Investments	(706)
Net Realized Gain on Written Options	218,894
Net Change in Unrealized Appreciation on Investments	2,027,362
Net Change in Unrealized Appreciation on Written Options	112,728
Net Increase in Net Assets Resulting from Operations	2,555,128

Distributions to Shareholders from:
Class A	(51)
Class I	(181,325)
Total Distributions	(181,376)

Capital Share Transactions:
Proceeds from Shares Sold	119,704,128
Proceeds from Reinvestment of Distributions	181,376
Cost of Shares Redeemed	(48,170,320)
Net Increase from Capital Shares Transactions	71,715,184

Total Increase	74,088,936

Net Assets
Beginning of Period	-

End of Period	$ 74,088,936

* For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

TACTICAL MODERATE ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended *
12/31/2019
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 88,722
Net Realized Loss on Investments	(313,286)
Net Realized Gain on Written Options	196,917
Net Change in Unrealized Appreciation on Investments	1,814,571
Net Change in Unrealized Appreciation on Written Options	128,268
Net Increase in Net Assets Resulting from Operations	1,915,192

Distributions to Shareholders from:
Class A	(36)
Class I	(71,399)
Total Distributions	(71,435)

Capital Share Transactions:
Proceeds from Shares Sold	82,191,593
Proceeds from Reinvestment of Distributions	71,435
Cost of Shares Redeemed	(28,123,884)
Net Increase from Capital Share Transactions	54,139,144

Total Increase	55,982,901

Net Assets
Beginning of Period	-

End of Period	$ 55,982,901

* For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

TACTICAL GROWTH ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	For the
	Period Ended (c)
	12/31/2019

Net Asset Value at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.05
Net Gain on Securities (Realized and Unrealized)	0.37
Total from Investment Operations	0.42

Distributions:
Net Investment Income	(0.02)
Realized Gains	(0.04)
Total from Distributions	(0.06)

Net Asset Value, at End of Period	$ 10.36

Total Return **	4.21%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 30
Before Waivers
Ratio of Expenses to Average Net Assets	2.30%	(a)(d)
Ratio of Net Investment Income to Average Net Assets	0.58%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	2.00%	(a)(d)
Ratio of Net Investment Income to Average Net Assets	0.89%	(a)
Portfolio Turnover	674.08%	(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses includes 0.01% of administrative fees which were voluntarily waived by the administrator for the period ended December 31, 2019.

TACTICAL CONSERVATIVE ALLOCATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

TACTICAL CONSERVATIVE ALLOCATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	For the
	Period Ended (c)
	12/31/2019

Net Asset Value at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income (Loss)*	0.03
Net Gain on Securities (Realized and Unrealized)	0.42
Total from Investment Operations	0.45

Distributions:
Net Investment Income	(0.02)
Realized Gains	(0.04)
Total from Distributions	(0.06)

Net Asset Value, at End of Period	$ 10.39

Total Return **	4.55%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 42,675
Before Waivers
Ratio of Expenses to Average Net Assets	1.86%	(a)(d)
Ratio of Net Investment Income to Average Net Assets	0.48%	(a)
After Waivers
Ratio of Expenses to Average Net Assets	1.75%	(a)(d)
Ratio of Net Investment Income to Average Net Assets	0.59%	(a)
Portfolio Turnover	674.08%	(b)

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses includes 0.09% of administrative fees which were voluntarily waived by the administrator for the period ended December 31, 2019.

TACTICAL CONSERVATIVE ALLOCATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	For the
	Period Ended (c)
	12/31/2019

Net Asset Value at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.02
Net Gain on Securities (Realized and Unrealized)	0.29
Total from Investment Operations	0.31

Distributions:
Net Investment Income	(0.02)
Realized Gains	-
Total from Distributions	(0.02)

Net Asset Value, at End of Period	$ 10.29

Total Return **	3.05%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 35
Before Waivers
Ratio of Expenses to Average Net Assets (d)	4.66%	(a)(f)
Ratio of Net Investment Loss to Average Net Assets	(2.31)%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets (e)	2.00%	(a)(f)
Ratio of Net Investment Income to Average Net Assets	0.36%	(a)
Portfolio Turnover	911.79%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before reimbursements (excluding interest expense of 0.00%) was 4.66%.

(e) Expenses after reimbursements (excluding interest expense of 0.00%) was 2.00%

(f) Expenses includes 0.04% of administrative fees which were voluntarily waived by the administrator for the period ended December 31, 2019.

TACTICAL MODERATE ALLOCATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

TACTICAL MODERATE ALLOCATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	For the
	Period Ended (c)
	12/31/2019

Net Asset Value at Beginning of Period	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.03
Net Loss on Securities (Realized and Unrealized)	0.29
Total from Investment Operations	0.32

Distributions:
Net Investment Income	(0.02)
Realized Gains	-
Total from Distributions	(0.02)

Net Asset Value, at End of Period	$ 10.30

Total Return **	3.25%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 74,054
Before Waivers
Ratio of Expenses to Average Net Assets (d)	1.82%	(a)(f)
Ratio of Net Investment Loss to Average Net Assets	0.40%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets (e)	1.75%	(a)(f)
Ratio of Net Investment Income to Average Net Assets	0.47%	(a)
Portfolio Turnover	911.79%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before reimbursements (excluding interest expense of 0.00%) was 1.82%.

(e) Expenses after reimbursements (excluding interest expense of 0.00%) was 1.75%

(f) Expenses includes 0.04% of administrative fees which were voluntarily waived by the administrator for the period ended December 31, 2019.

TACTICAL MODERATE ALLOCATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	For the
	Period Ended (c)
	12/31/2019

Net Asset Value at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.02
Net Gain on Securities (Realized and Unrealized)	0.34
Total from Investment Operations	0.36

Distributions:
Net Investment Income	(0.01)
Realized Gains	-
Total from Distributions	(0.01)

Net Asset Value, at End of Period	$ 10.35

Total Return **	3.62%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 31
Before Waivers
Ratio of Expenses to Average Net Assets (d)	4.55%	(a)(f)
Ratio of Net Investment Loss to Average Net Assets	(2.24)%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets (e)	2.00%	(a)(f)
Ratio of Net Investment Income to Average Net Assets	0.31%	(a)
Portfolio Turnover	929.77%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before reimbursements (excluding interest expense of 0.00%) was 4.55%.

(e) Expenses after reimbursements (excluding interest expense of 0.00%) was 2.00%

(f) Expenses includes 0.04% of administrative fees which were voluntarily waived by the administrator for the period ended December 31, 2019.

TACTICAL GROWTH ALLOCATION FUND

CLASS A

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

TACTICAL GROWTH ALLOCATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	For the
	Period Ended (c)
	12/31/2019

Net Asset Value at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.02
Net Gain on Securities (Realized and Unrealized)	0.36
Total from Investment Operations	0.38

Distributions:
Net Investment Income	(0.01)
Realized Gains	-
Total from Distributions	(0.01)

Net Asset Value, at End of Period	$ 10.37

Total Return **	3.83%	(b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 55,952
Before Waivers
Ratio of Expenses to Average Net Assets (d)	1.87%	(a)(f)
Ratio of Net Investment Income to Average Net Assets	0.19%	(a)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets (e)	1.76%	(a)(f)
Ratio of Net Investment Income to Average Net Assets	0.30%	(a)
Portfolio Turnover	929.77%	(b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(a) Annualized.

(b) Not Annualized.

(c) For the period June 10, 2019 (commencement of investment operations) through December 31, 2019.

(d) Expenses before reimbursements (excluding interest expense of 0.01%) was 1.86%.

(e) Expenses after reimbursements (excluding interest expense of 0.01%) was 1.75%

(f) Expenses includes 0.03% of administrative fees which were voluntarily waived by the administrator for the period ended December 31, 2019.

TACTICAL GROWTH ALLOCATION FUND

CLASS I

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

The accompanying notes are an integral part of these financial statements.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2019

 1.  ORGANIZATION

The Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund (each a “Fund” and collectively, the “Funds”) are organized as diversified series of the Collaborative Investment Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Delaware. The Trust is authorized to issue an unlimited number of shares of beneficial interest of separate series without par value. The Funds, along with thirteen additional funds are the only series currently authorized by the Board of Trustees (the “Board” or “Trustees”). The Funds commenced investment operations on June 10, 2019. The adviser to the Funds is Tactical Fund Advisors, LLC (the “Adviser”). Each Fund offers two classes of shares: Class A shares and Class I shares. Each class differs as to distribution fees, such that Class I shares have no distribution fees.  See Note 4 to the financial statements for further information regarding the fees for each Class of shares offered by the Funds.

The primary investment objective of each of the Funds is as follows: Tactical Conservative Allocation Fund – seeks to provide capital appreciation with a secondary objective of capital preservation; Tactical Moderate Allocation Fund - seeks to provide capital appreciation; Tactical Growth Allocation Fund - seeks to provide capital appreciation.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including FASB ASU 2013-08.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value, as described in Note 3.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Funds use the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are accreted or amortized over the life of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Funds’ understanding of the appropriate country’s rules and tax rates.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019

FEDERAL INCOME TAXES: The Funds make no provision for federal income or excise tax.  The Funds intend to qualify each year as “regulated investment companies” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains.  If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on each Fund’s 2019 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2019, the Funds did not incur any interest or penalties.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. The Funds intend to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of a Fund.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019

OPTIONS: The Funds may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if a Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund.  A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund’s portfolio and to generate income or gain for a Fund. The ability of a Fund to successfully utilize options will depend on the Adviser’s ability to predict pertinent market movements, which cannot be assured. The Funds will comply with applicable regulatory requirements when implementing these techniques and instruments.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific fund of the Trust will be allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees).

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of each Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

SHARE VALUATION: Each Fund’s NAV is calculated once daily for each class of shares, at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The net assets are determined by totaling the value of all portfolio securities, cash and other assets held by a Fund, and subtracting from that total all liabilities, including accrued expenses.  The total net assets for each class, are divided by the total number of shares outstanding for each class, to determine the NAV of each share.

3.  SECURITY VALUATIONS

Processes and Structure

The Board has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019

Fair Value Pricing Policy

The Board has adopted guidelines for fair value pricing, and has delegated to the Adviser the responsibility for determining fair value prices, subject to oversight by the Board.  If market quotations are not readily available, the security will be valued at fair value (the amount which the owner might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Adviser (“Fair Value Pricing”), subject to oversight by the Board.  The Adviser must use reasonable diligence in determining whether market quotations are readily available.  If, for example, the Adviser determines that one source of market value is unreliable, the Adviser must diligently seek market quotations from other sources, such as other brokers or pricing services, before concluding that market quotations are not available.  Fair Value Pricing is not permitted when market quotations are readily available.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

Fair Value Measurements

GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Equity securities (domestic and foreign common stocks and exchange traded funds/notes) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019

the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Derivative instruments (put and call options) – Options that are actively traded are valued based on the quoted closing price and will be categorized as Level 1. If the last closing price available is not actively traded the option will be categorized as Level 2.

Fixed income securities (corporate bonds) – The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in Level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

U.S. government obligations – U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Money market fund – Money market funds are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following tables present information about each Fund’s investments measured at fair value as of December 31, 2019, by major security type:

Tactical Conservative Allocation Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Corporate Bonds *	$ -	$7,526,096	$ -	$ 7,526,096
Exchange Traded Funds	27,731,075	-	-	27,731,075
Exchange Traded Note	195,532	-	-	195,532
U.S. Government Agencies and Obligations	-	1,199,651	-	1,199,651
Purchased Options	704,704	276,655	-	981,359
Money Market Fund	7,551,475	-	-	7,551,475
Total	$ 36,182,786	$9,002,402	$ -	$ 45,185,188

	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (436,050)	$ (90,098)	$ -	$ (526,148)
Total	$ (436,050)	$ (90,098)	$ -	$ (526,148)

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019

Tactical Moderate Allocation Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock *	$ 2,172,866	$ -	$ -	$ 2,172,866
Corporate Bonds *	-	15,530,735	-	15,530,735
Exchange Traded Funds	44,069,831	-	-	44,069,831
Exchange Traded Note	332,398	-	-	332,398
U.S. Government Agencies and Obligations	-	2,399,198	-	2,399,198
Purchased Options	1,198,429	261,780	-	1,460,209
Money Market Fund	9,876,370	-	-	9,876,370
Total	$ 57,649,894	$ 18,191,713	$ -	$ 75,841,607

	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (719,912)	$(135,604)	$ -	$ (855,516)
Total	$ (719,912)	$(135,604)	$ -	$ (855,516)

Tactical Growth Allocation Fund
	Financial Instruments—Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stock *	$ 2,824,596	$ -	$ -	$ 2,824,596
Corporate Bonds *	-	11,451,203	-	11,451,203
Exchange Traded Funds	30,535,177	-	-	30,535,177
Exchange Traded Note	502,316	-	-	502,316
U.S. Government Agencies and Obligations	-	1,799,452	-	1,799,452
Purchased Options	790,216	411,710	-	1,201,926
Money Market Fund	7,426,918	-	-	7,426,918
Total	$ 42,079,223	$ 13,662,365	$ -	$ 55,741,588

	Financial Instruments—Liabilities
Categories	Level 1	Level 2	Level 3	Fair Value

Written Options	$ (384,751)	$(241,294)	$ -	$ (626,045)
Total	$ (384,751)	$(241,294)	$ -	$ (626,045)

During the period ended December 31, 2019, there were no transfers between Level 1, 2, or 3 in the Funds. The Funds did not hold any Level 3 securities during the period presented.

* Industry classifications of these categories are detailed on each Fund’s Schedule of Investments.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER:  Under the terms of a management agreement between the Trust and the Adviser, with respect to the Funds (the “Agreement”), the Adviser, subject to the oversight of the Board, provides or arranges to be provided to the Funds such investment advice as its deems advisable and will furnish or arrange to be furnished a continuous investment program for the Funds consistent with each Fund’s investment objective and policies.  As compensation for its management services, each Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the average daily net assets of the Fund. The Adviser delegates day-to-day management of the Funds assets to multiple sub-advisers. The Adviser is responsible for the overall management of the Funds, supervision of the sub-advisers, and for determining the amount of each Fund’s assets that each sub-adviser will manage. The Adviser, not the Fund, pays each sub-adviser.

The Agreement continues for an initial term of two years, and is renewed on a year-to-year basis thereafter, provided that continuance is approved at least annually by specific approval of the Board or by vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees who are neither parties to the agreement nor interested persons as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), at a meeting called for the purpose of voting on such approval.  The Agreement may be terminated at any time without the payment of any penalty by the Board or by vote of a majority of the outstanding voting securities of the Funds on not more than 60 days written notice to the Adviser. In the event of its assignment, the Agreement will terminate automatically.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through May 31, 2021 to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired (underlying) fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.00% of the average daily net assets attributable to the Class A shares and 1.75% for the Class I shares.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment.  This agreement may be terminated only by the Board, on 60 days written notice to the Adviser.

For the period June 10, 2019 (commencement of investment operations) through December 31, 2019, the Adviser earned $237,160 in advisory fees from the Tactical Conservative Allocation Fund.  During the same period, the Adviser waived fees of $4,147.  This amount is subject to recoupment until December 31, 2022. At December 31, 2019, the Tactical Conservative Allocation Fund owed the Adviser $44,216.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019

For the period June 10, 2019 (commencement of investment operations) through December 31, 2019, the Adviser earned $537,547 in advisory fees from the Tactical Moderate Allocation Fund.  During the same period, the Adviser waived fees of $12,615. This amount is subject to recoupment until December 31, 2022. At December 31, 2019, the Tactical Moderate Allocation Fund owed the Adviser $84,933.

For the period June 10, 2019 (commencement of investment operations) through December 31, 2019, the Adviser earned $380,000 in advisory fees from the Tactical Growth Allocation Fund.  During the same period, the Adviser waived fees of $23,870.  This amount is subject to recoupment until December 31, 2022. At December 31, 2019, the Tactical Growth Allocation Fund owed the Adviser $61,219.

ADMINISTRATION AND COMPLIANCE SERVICES: The Trust, on behalf of the Funds, entered into an Administration and Compliance Agreement with Collaborative Fund Services, LLC (“CFS”). CFS serves as the Funds’ Administrator and provides compliance services to the Funds.  CFS is paid an annual fee of 0.35% of the Funds’ average daily net assets.  Greg Skidmore is the President of CFS, and is also an Interested Trustee. CFS contracted with Empirical Administration, LLC (“Empirical”) to assist with Fund administration and compliance services. Brandon Pokersnik is the owner/President of Empirical, and also an employee of MSS, the Funds’ transfer agent. Mr. Pokersnik also serves as an officer of the Trust. See the Trustee and Officer table for more information.

For the period June 10, 2019 (commencement of investment operations) through December 31, 2019, CFS earned $41,517 for administration services, of which $16,544 was waived voluntarily by CFS, from the Tactical Conservative Allocation Fund. At December 31, 2019, the Tactical Conservative Allocation Fund owed CFS $7,440.

For the period June 10, 2019 (commencement of investment operations) through December 31, 2019, CFS earned $129,753 for administration services, of which $14,775 was waived voluntarily by CFS, from the Tactical Moderate Allocation Fund. At December 31, 2019, the Tactical Moderate Allocation Fund owed CFS $13,067.

For the period June 10, 2019 (commencement of investment operations) through December 31, 2019, CFS earned $91,443 for administration services, of which $10,179 was waived voluntarily by CFS, from the Tactical Growth Allocation Fund. At December 31, 2019, the Tactical Growth Allocation Fund owed CFS $9,545.

5.  DISTRIBUTION (12B-1) PLAN

The Trust, on behalf of the Funds, has adopted a distribution plan in accordance with Rule 12b-1 (“Distribution Plan”) under the 1940 Act for the Class A shares with Arbor Court Capital, LLC (“Arbor Court”). Pursuant to the Distribution Plan, each Fund compensates the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s Class A shares.  The Distribution Plan provides that a Fund may pay annually up to 0.25% of the average daily

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019

net assets of the Fund’s Class A. Arbor Court is an affiliated entity to the Trust’s transfer agent and fund accountant.  For the period June 10, 2019 (commencement of investment operations) through December 31, 2019, the Funds accrued $18, $41, and $40 for Class A of Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund, respectively. The Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund owed Arbor Court $16, $35, and $27, respectively, at December 31, 2019 for Distribution fees.

6.  INVESTMENT TRANSACTIONS

Tactical Conservative Allocation Fund

For the period ended December 31, 2019, purchases and sales of investment securities other than U.S. Government obligations, corporate bonds, and short-term investments for the Tactical Conservative Allocation Fund aggregated $209,366,743 and $182,742,672, respectively. Purchases and sales of U.S. Government obligations aggregated $1,195,646 and $0, respectively. Purchases and sales of corporate bonds aggregated $8,961,030 and $1,416,899. Purchases and sales of options for the Tactical Conservative Allocation Fund aggregated $1,744,542 and $1,052,899, respectively. Purchases and sales of options written for the Tactical Conservative Allocation Fund aggregated $767,351 and $1,302,502, respectively.

Tactical Moderate Allocation Fund

For the period ended December 31, 2019, purchases and sales of investment securities other than U.S. Government obligations, corporate bonds, and short-term investments for the Tactical Moderate Allocation Fund aggregated $585,022,131 and $539,990,450, respectively. Purchases and sales of U.S. Government obligations aggregated $2,391,100 and $0, respectively. Purchases and sales of corporate bonds aggregated $20,322,538 and $4,762,615, respectively. Purchases and sales of options purchased for the Tactical Moderate Allocation Fund aggregated $3,800,017 and $2,769,462, respectively.  Purchases and sales of options written for the Tactical Moderate Allocation Fund aggregated $1,756,034 and $2,943,173, respectively.

Tactical Growth Allocation Fund

For the period ended December 31, 2019, purchases and sales of investment securities other than U.S. Government obligations, corporate bonds, and short-term investments for the Tactical Growth Allocation Fund aggregated $418,063,967 and $385,235,240, respectively. Purchases and sales of U.S. Government obligations aggregated $1,793,380 and $0, respectively. Purchases and sales of corporate bonds aggregated $13,938,039 and $2,460,948, respectively. Purchases and sales of options purchased for the Tactical Growth Allocation Fund aggregated $2,803,775 and $2,030,266, respectively.  Purchases and sales of options written for the Tactical Growth Allocation Fund aggregated $1,072,185 and $2,023,414, respectively.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019

7.  DERIVATIVE TRANSACTIONS

The Tactical Conservative Allocation Fund considers the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of it's derivative activities during the year ended December 31, 2019.

Average notional value of:

Purchased Options

$  13,624,300

Written Options

$(16,584,100)

The Tactical Moderate Allocation Fund considers the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of it's derivative activities during the year ended December 31, 2019.

Average notional value of:

Purchased Options

$   29,942,433

Written Options

$ (36,083,033)

The Tactical Growth Allocation Fund considers the average quarter-end notional amounts during the year, categorized by primary underlying risk, to be representative of it's derivative activities during the year ended December 31, 2019.

Average notional value of:

Purchased Options

$   21,681,800

Written Options

$ (26,655,267)

The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that each Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

As of December 31, 2019, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Tactical Conservative Allocation Fund
Assets	Equity Index Contracts
Call Options Purchased	$ 804,548
Put Options Purchased	176,811
Total Assets	$ 981,359

Liabilities	Equity Index Contracts
Call Options Written	$ (261,881)
Put Options Written	(264,267)
Total Liabilities	$ (526,148)

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019

Tactical Moderate Allocation Fund
Assets	Equity Index Contracts
Call Options Purchased	$ 1,193,044
Put Options Purchased	267,165
Total Assets	$ 1,460,209

Liabilities	Equity Index Contracts
Call Options Written	$ (300,727)
Put Options Written	(554,789)
Total Liabilities	$ (855,516)
Tactical Growth Allocation Fund
Assets	Equity Index Contracts
Call Options Purchased	$ 998,828
Put Options Purchased	203,098
Total Assets	$ 1,201,926

Liabilities	Equity Index Contracts
Call Options Written	$ (181,068)
Put Options Written	(444,977)
Total Liabilities	$ (626,045)

For the period ended December 31, 2019, financial derivative instruments had the following effect on the Statement of Operations:

Financial Investment Type	Location	Realized Gain/ (Loss)	Location	Unrealized Gain

Tactical Conservative Allocation Fund
Options Written	Net Realized Gain (Loss) on Options Written	$ (63,809)	Net Change in Unrealized Appreciation on Options Written	$ 72,239
Options Purchased	Net Realized Gain (Loss) on Investments in Securities	$ 77,819	Net Change in Unrealized Appreciation on Investments in Securities	$ 211,897
Tactical Moderate Allocation Fund
Options Written	Net Realized Gain (Loss) on Options Written	$ 218,894	Net Change in Unrealized Appreciation on Options Written	$ 112,728
Options Purchased	Net Realized Gain (Loss) on Investments in Securities	$ 186,471	Net Change in Unrealized Appreciation on Investments in Securities	$ 243,184

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019

Financial Investment Type	Location	Realized Gain/ (Loss)	Location	Unrealized Gain

Tactical Growth Allocation Fund
Options Written	Net Realized Gain (Loss) on Options Written	$ 196,917	Net Change in Unrealized Appreciation on Options Written	$ 128,268
Options Purchased	Net Realized Gain (Loss) on Investments in Securities	$ 176,957	Net Change in Unrealized Appreciation on Investments in Securities	$ 251,460

The selling of written call options may tend to reduce the volatility of a Fund because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit a Fund’s gain on the underlying securities.  Written call options expose a Fund to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) a Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford a Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in a Fund losing a greater

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019

percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that a Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of a Fund, and may also subject a Fund to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within a Fund, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Fund since they are exchange traded.

The options outstanding as of December 31, 2019, as disclosed in the Schedules of Purchased and Written Options and the amounts of realized and changes in unrealized gains and losses on the options during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of option activity.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019

8.  CAPITAL SHARE TRANSACTIONS

At December 31, 2019, there were unlimited shares authorized at no par value for the Funds. Paid in capital for the period ended December 31, 2019 amounted to $41,245,096, $71,715,184, and $54,139,144, for the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund, and Tactical Growth Allocation Fund respectively. The following table summarizes transactions in capital for the period:

	June 10, 2019 (commencement of investment operations) through December 31, 2019

Tactical Conservative Allocation Fund
Class A
	Shares	Amount
Shares Sold	2,931	$ 29,803
Shares Reinvested	17	179
Shares Redeemed	(4)	(43)
Net Increase	2,944	$ 29,939
Class I
	Shares	Amount
Shares Sold	5,499,781	$ 55,402,020
Shares Reinvested	25,831	268,899
Shares Redeemed	(1,419,526)	(14,455,762)
Net Increase	4,106,086	$ 41,215,157

	June 10, 2019 (commencement of investment operations) through December 31, 2019

Tactical Moderate Allocation Fund
Class A
	Shares	Amount
Shares Sold	7,472	$ 75,385
Shares Reinvested	5	51
Shares Redeemed	(4,117)	(41,386)
Net Increase	3,360	$ 34,050
Class I
	Shares	Amount
Shares Sold	11,977,779	$ 119,628,743
Shares Reinvested	17,570	181,325
Shares Redeemed	(4,802,813)	(48,128,934)
Net Increase	7,192,536	$ 71,681,134

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019

	June 10, 2019 (commencement of investment operations) through December 31, 2019

Tactical Growth Allocation Fund
Class A
	Shares	Amount
Shares Sold	5,343	$ 54,159
Shares Reinvested	3	36
Shares Redeemed	(2,347)	(23,964)
Net Increase	2,999	$ 30,231
Class I
	Shares	Amount
Shares Sold	8,206,389	$ 82,137,434
Shares Reinvested	6,872	71,399
Shares Redeemed	(2,815,716)	(28,099,920)
Net Increase	5,397,545	$ 54,108,913

9.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Funds may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.  TAX MATTERS

Tactical Conservative Allocation Fund

For Federal Income Tax purposes, the cost of investments owned at December 31, 2019 is $43,527,782. As of December 31, 2019, the gross unrealized appreciation on a tax basis totaled $1,311,312 and the gross unrealized depreciation totaled $180,054 for a net unrealized appreciation of $1,131,258.

Tactical Moderate Allocation Fund

For Federal Income Tax purposes, the cost of investments owned at December 31, 2019 is $72,936,005. As of December 31, 2019, the gross unrealized appreciation on a tax basis totaled $2,256,844 and the gross unrealized depreciation totaled $210,595 for a net unrealized appreciation of $2,046,249.

Tactical Growth Allocation Fund

For Federal Income Tax purposes, the cost of investments owned at December 31, 2019 is $53,286,788. As of December 31, 2019, the gross unrealized appreciation on a tax basis totaled $1,944,750 and the gross unrealized depreciation totaled $115,995 for a net unrealized appreciation of $1,828,755.

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019

The difference between the book cost and tax cost of investments of each Fund represents disallowed wash sales for tax purposes.

Each Fund’s distributable earnings on a tax basis is determined only at the end of each fiscal year. As of December 31, 2019, each Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Tactical Conservative Allocation Fund
Undistributed ordinary income	$ 328,980
Net unrealized appreciation	1,131,258
Total	$ 1,460,238

Tactical Moderate Allocation Fund
Undistributed ordinary income	$ 327,503
Net unrealized appreciation	2,046,249
Total	$ 2,373,752

Tactical Growth Allocation Fund
Undistributed ordinary income	$ 17,287
Net unrealized appreciation	1,828,755
Capital loss carryforward	(2,285)
Total	$ 1,843,757

As of December 31, 2019, the Tactical Growth Allocation Fund has a $2,285 non-expiring short-term capital loss carryforward which can be used to offset capital gains in future years.

During the period June 10, 2019 (commencement of investment operations) through December 31, 2019, the Tactical Conservative Allocation Fund paid an ordinary income distribution of $269,078.

During the period June 10, 2019 (commencement of investment operations) through December 31, 2019, the Tactical Moderate Allocation Fund paid an ordinary income distribution of $181,376.

During the period June 10, 2019 (commencement of investment operations) through December 31, 2019, the Tactical Growth Allocation Fund paid an ordinary income distribution of $71,435.

11.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act.  As of December 31, 2019, E*Trade Savings Bank held 70% of the voting securities of the Tactical Conservative Allocation Fund, 81% of the voting securities of

TACTICAL FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2019

the Tactical Moderate Allocation Fund, and 91% of the voting securities of the Tactical Growth Allocation Fund and may be deemed to control the Funds.

12.  NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and disclosures.

13.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance of these financial statements and has noted no such events requiring disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

  of Tactical Conservative Allocation Fund, Tactical Moderate

  Allocation Fund, and Tactical Growth Allocation Fund,

  each a series of Collaborative Investment Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund and Tactical Growth Allocation Fund, each a series of Collaborative Investment Series Trust (collectively, the “Funds”), including the schedules of investments, schedules of purchased options and schedules of written options, as of December 31, 2019, the related statements of operations and the statements of changes in net assets for the period June 10, 2019, (commencement of investment operations) through December 31, 2019, and the related notes (collectively referred to as the “financial statements”) and the financial highlights for the period June 10, 2019, (commencement of investment operations) through December 31, 2019.  In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial positions of the Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund and Tactical Growth Allocation Fund, each a series of Collaborative Investment Series Trust, as of December 31, 2019, the results of their operations, the changes in their net assets, and the financial highlights for the period June 10, 2019, (commencement of investment operations) through December 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statements and the financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities and cash owned as of December 31, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Funds auditor since 2019

Abington, Pennsylvania

February 24, 2020

TACTICAL FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2019 (UNAUDITED)

 Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held during the entire six month period, July 1, 2019 through December 31, 2019.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Tactical Conservative Allocation Fund – Class A	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,041.08	$10.29
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.12	$10.16

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Tactical Conservative Allocation Fund – Class I	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,043.39	$9.01
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.38	$8.89

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TACTICAL FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

Tactical Moderate Allocation Fund – Class A	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,033.60	$10.25
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.12	$10.16

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Tactical Moderate Allocation Fund – Class I	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,034.54	$8.97
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.38	$8.89

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Tactical Growth Allocation Fund – Class A	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,036.18	$10.26
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,015.12	$10.16

* Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Tactical Growth Allocation Fund – Class I	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2019	December 31, 2019	July 1, 2019 to December 31, 2019

Actual	$1,000.00	$1,038.31	$9.04
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.33	$8.94

* Expenses are equal to the Fund's annualized expense ratio of 1.76%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TACTICAL FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2019 (UNAUDITED)

 PORTFOLIO HOLDINGS

The Funds file their complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Form N-PORT is available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-800-869-1679, free of charge.

PROXY VOTING

The Funds’ proxy voting policies, procedures and voting records relating to common stock securities in each Fund’s investment portfolio are available without charge, upon request, by calling the Funds’ toll-free telephone number 1-800-869-1679.  The Funds will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery. The Funds’ proxy information is also available on the SEC's website at http://www.sec.gov. Information regarding how the Fund(s) voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 is available without charge, upon request by calling 1-800-869-1679 or referring to the SEC's web site at www.sec.gov.

TACTICAL FUNDS

TRUSTEE & OFFICERS

DECEMBER 31, 2019 (UNAUDITED)

The following tables provide information about Board and the senior officers of the Trust. Information about each Trustee is provided below and includes each person’s: name, address, age (as of the date of the Funds’ most recent fiscal year end), present position(s) held with the Trust, principal occupations for the past five years. Unless otherwise noted, the business address of each person listed below is c/o Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147-4003. Unless otherwise noted, each officer is elected annually by the Board.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act.

Name Address[2] and Year of Birth	Position(s) Held with the Fund	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[1] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Dean Drulias, Esq. Birth Year: 1947	Trustee	Indefinite/ November 2017 - present	Attorney (self-employed), since 2012	16	None
Shawn Orser Birth Year: 1975	Trustee	Indefinite/ November 2017 - present	CEO, Seaside Advisory (6/2016-Present); Executive Vice President, Seaside Advisory (2009-6/2016).	16	None
Fredrick Stoleru Birth Year: 1971	Trustee	Indefinite/ November 2017 - present	Chief Executive Officer and President of Atlas Resources LLC since February 2017, Senior Vice President, Atlas Energy, 2015-2017, Vice President of the General Partner of Atlas Growth Partners, L.P. since 2013	16	None

The Independent trustees are paid $500 each for meetings.

1The “Fund Complex” consists of the Collaborative Investment Series Trust.

2 The address for each Trustee listed is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147

TACTICAL FUNDS

TRUSTEE & OFFICERS (CONTINUED)

DECEMBER 31, 2019 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address[3] and Year of Birth	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex [2] Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Brandon E. Lacoff, Esq.[1] Year of Birth: 1974	Trustee	Indefinite/ November 2017 - present	Managing Director of Belpointe Group of Companies since 2004 and Member of Board of Belpointe Asset Management, LLC	16	None
Gregory Skidmore[1] Year of Birth: 1976	Trustee and President	since November 2017	President, Belpointe Asset Management, LLC since 2007.	16	N/A
Brandon Pokersnik Year of Birth: 1978	Secretary and Chief Compliance Officer	since November 2017	Accountant, Mutual Shareholder Services, LLC, since 2008; Attorney Mutual Shareholder Services, LLC, since June 2016; Owner/President, Empirical Administration, LLC, since September 2012.	N/A	N/A
Adam Snitkoff Year of Birth: 1965	Treasurer	since November 2017	Tax Attorney (self-employed), since 2012	N/A	N/A

1 Brandon E. Lacoff, Esq. is considered an “Interested” Trustee as defined in the 1940 Act, as amended, because of his ownership interest in the former Adviser.  Gregory Skidmore is considered an “Interested” Trustee as defined in the 1940 Act, as amended, because of his affiliation with the former Adviser.

2The “Fund Complex” consists of the Collaborative Investment Series Trust.

3 The address for each Trustee and Officer listed is 8000 Town Centre Drive, Suite 400, Broadview Heights, OH 44147.

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●  Social Security number and wire transfer instructions

●   account transactions and transaction history

●   investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

PRIVACY NOTICE (CONTINUED)

COLLABORATIVE INVESTMENT SERIES TRUST

What we do:
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●  open an account or deposit money

●  direct us to buy securities or direct us to sell

     your securities

●  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●  sharing for affiliates’ everyday business

     purposes – information about your

     creditworthiness.

●  affiliates from using your information to

     market to you.

●  sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●  The Collaborative Investment Series Trust

    does not share with non-affiliates so they can

    market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Collaborative Investment Series Trust doesn’t jointly market.

This Page Was Left Blank Intentionally

Investment Adviser

Tactical Fund Advisors, LLC

Sub-Advisers

Anchor Capital Management Group, Inc.

Exceed Advisory, LLC

Tuttle Tactical Management, LLC

Distributor

Arbor Court Capital, LLC

Transfer and Dividend Disbursing Agent

Mutual Shareholder Services, LLC

Custodian

US Bancorp Fund Services, LLC

Legal Counsel

Thompson Hine LLP

Independent Registered Public Accounting Firm

Sanville & Company

Fund Administrator

Collaborative Fund Services, LLC

This report is provided for the general information of Tactical Conservative Allocation Fund, Tactical Moderate Allocation Fund and Tactical Growth Allocation Fund shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c)

A copy of the registrant’s Code of Ethics is filed herewith. Copies of the code of ethics would be made available free of charge, by writing or calling the Fund at 1-800-869-1679 or by mail to 8000 Town Centre Drive Suite 400 Broadview Heights, OH  44147.

Item 3. Audit Committee Financial Expert.

The  registrant's  board of trustees has determined that the registrant does not have an  audit  committee  financial  expert.  This is  because  the  experience provided  by the  members  of  the  audit  committee  together  offers  adequate oversight for the registrants level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

FY 2019

$ 30,000

FY 2018

$ 0

(b) Audit-Related Fees

Registrant

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

N/A

(c) Tax Fees

Registrant

FY 2019

$ 6,000

FY 2018

$ 0

Nature of the fees:

Tax filing and preparation.

(d) All Other Fees

Registrant

FY 2019

$ 0

FY 2018

$ 0

Nature of the fees:

(e)

(1) The Registrant's audit committee has reviewed the scope and plan of the independent public accountants' annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(f)  Not applicable

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY

2019

  N/A

  N/A

FY

2018

  N/A

  N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 13.  Exhibits

(a)(1)  EX-99.CODE ETH.  Filed herewith.

(a)(2)  EX-99.CERT.  Filed herewith.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)  EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Collaborative Investment Series Trust

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee, President and Principal Executive Officer of the Trust

Date:  March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory Skidmore

* Gregory Skidmore

   Trustee, President and Principal Executive Officer of the Trust

Date:  March 6, 2020

By /s/Adam Snitkoff

* Adam Snitkoff

   Treasurer and Principal Financial Officer of the Trust

Date:  March 6, 2020